AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
EXECUTIVE ADVANTAGESM
GROUP FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
SUPPLEMENT DATED MARCH 3, 2008
TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2007

          Effective March 3, 2008, AIG Life Insurance Company ("AIG Life") is amending the Statement of Additional Information ("SAI") for the sole purpose of incorporating certain financial information of American International Group, Inc. ("AIG"), the parent company of AIG Life into the SAI.

          Beginning on page 9 of the May 1, 2007 SAI, under "Financial Statements", delete the paragraph under the subsection titled "Incorporation of AIG Financial Information" and replace it with the following new paragraph:

          We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2007, File No. 001-08787, filed on February 28, 2008, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP ("PwC"), an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.